Summary of Significant Accounting Policies - Summarized Dry Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at the end of the year	$ 7,321,058	$ 7,890,761
Dry docking activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	128,987	143,103	172,053
Costs incurred for drydocking	35,336	54,296	57,156
Dry-dock amortization	(57,082)	(67,180)	(86,106)
Write down / sale of vessels	(6,313)	(1,232)
Balance at the end of the year	$ 100,928	$ 128,987	$ 143,103